Consolidated Statement of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012
Common stock, par value	$ 0.001	$ 0.001
Net offering costs incurred	$ 3,126
Series E Preferred Stock [Member] | Redeemable Convertible Preferred Stock [Member]
Preferred stock issuance costs		$ 103